GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	11,974	11,159	4,903
Share-based payments	5,732	1,855	1,415
Professional services	11,040	9,132	3,479
Medical affairs	1,600	1,052	299
Office-related expenses	1,438	1,168	585
Other	581	1,009	800
	32,365	25,375	11,481